Submission	Dec. 02, 2025
Submission [Line Items]
Central Index Key	0001038773
Registrant Name	SMARTFINANCIAL INC.
Registration File Number	333-290782
Form Type	S-4
Submission Type	424B3
Fee Exhibit Type	EX-FILING FEES
Offering Table N/A	N/A
Offset Table N/A	N/A
Combined Prospectus Table N/A	N/A